Share - Based Payment - Model Inputs for These Performance Rights Granted (Detail) - Long Term Incentives Performance Rights [member]	12 Months Ended
Jun. 30, 2018 $ / shares
Disclosure of other equity instruments [line items]
Grant date	August 5, 2015
Measurement period	August 5, 2015 to August 5, 2017
Share price at grant date	$ 0.047
Expected price volatility of the Company's shares	162.00%
Expected dividend yield
Risk-free interest rate	1.95%